Expense Example - iShares Short-Term National Muni Bond ETF - iShares Short-Term National Muni Bond ETF	Jun. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 90